Document and Entity Information	May 19, 2020
Prospectus [Line Items]
Document Type	497
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 19, 2020
Document Effective Date	May 19, 2020
Prospectus Date	Aug. 31, 2019
Applied Finance Core Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	AFALX
Applied Finance Core Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	AFAZX